UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-21274
                                                 ----------------------------

                Columbia Management Multi Strategy Hedge Fund LLC
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
   --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              David Rozenson, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-772-3363
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


         COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
         FINANCIAL STATEMENTS


         For the six months ended September 30, 2004
         (Unaudited)

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        Financial Statements (Unaudited)


                   For the six months ended September 30, 2004





                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital........................  1
Schedule of Investments......................................................  2
Statement of Operations......................................................  4
Statement of Changes in Members' Capital.....................................  5
Statement of Cash Flows......................................................  7
Notes to Financial Statements ...............................................  8

               Columbia Management Multi-Strategy Hedge Fund, LLC


        Statement of Assets, Liabilities and Members' Capital (unaudited)

                               September 30, 2004



ASSETS
Investments in portfolio funds, at fair value (cost $150,937,338)            $   163,930,980
Investments in portfolio funds paid in advance                                     5,100,000
Cash                                                                                 467,736
Restricted cash                                                                      141,668
Interest receivable                                                                    4,828
                                                                            ------------------

   TOTAL ASSETS                                                              $   169,645,212
                                                                            ==================

LIABILITIES AND MEMBERS' CAPITAL
Capital contributions received in advance                                    $     1,180,000
Professional fees payable                                                            143,029
Capital withdrawals payable                                                          141,486
Management fees payable                                                              138,982
Administrator fees payable                                                            52,437
Organizational fees payable to Advisor                                                20,396
Directors' fees payable                                                               10,050
Subadviser out-of-pocket expenses payable                                             14,287
Other liabilities                                                                     82,650
                                                                            ------------------
   TOTAL LIABILITIES                                                               1,783,317

CONTINGENCIES (NOTE 2F)

MEMBERS' CAPITAL                                                                 167,861,895
                                                                            ------------------

   TOTAL LIABILITIES AND MEMBERS' CAPITAL                                    $   169,645,212
                                                                            ==================




        SEE NOTES TO FINANCIAL STATEMENTS.                                     1

               Columbia Management Multi-Strategy Hedge Fund, LLC


                       Schedule of Investments (unaudited)

                               September 30, 2004




                                                                                              % OF MEMBERS'
PORTFOLIO FUNDS                              COST                  FAIR VALUE                    CAPITAL
---------------                              ----                  ----------                    -------
Alson Signature Fund, L.P.             $     4,250,000          $     4,387,161                   2.60%
Basswood Financial Partners, L.P             4,300,000                4,871,874                   2.90%
Black Bear Fund I, L.P.                      1,500,000                2,068,523                   1.20%
Blue Coast Partners II, L.P.                 2,500,000                2,403,811                   1.40%
Canyon Value Realization Fund, L.P.          5,800,000                6,830,306                   4.10%
Cavalry Technology, L.P.                     4,900,000                4,995,469                   3.00%
Chilton QP European Partners, L.P.           1,900,000                2,018,041                   1.20%
Copper Arch Fund, L.P.                       3,350,000                3,739,568                   2.20%
Davidson Kempner Partners, L.P.              2,800,000                2,963,084                   1.80%
Elliott Associates, L.P.                     2,600,000                3,116,824                   1.90%
Elm Ridge Capital Partners, L.P.             1,750,000                1,981,303                   1.20%
Empire Capital Partners, L.P.                4,000,000                4,348,222                   2.60%
Ferox Fund, L.P.                             3,000,000                2,863,710                   1.70%
Glacis Domestic Fund, L.L.C.                 4,000,000                3,811,047                   2.30%
Greenlight Capital Qualified, L.P.             700,000                1,079,126                   0.60%
Hayworth Partners Limited Partnership        6,500,000                6,356,391                   3.80%
HBK Fund, L.P.                               1,369,278                1,600,000                   1.00%
Icarus Partners, L.P.                          300,000                  192,499                   0.10%
Indus Japan Fund, L.P.                       2,400,000                2,938,775                   1.80%
Japan Long Short Partners, L.P.              1,800,000                1,705,179                   1.00%
King Street Capital, L.P.                    5,200,000                5,807,800                   3.50%
Kingsford Capital Partners, L.P.             5,450,000                5,047,665                   3.00%
Narragansett I, L.P.                         5,600,000                5,981,647                   3.60%
Nisswa Fund, L.P.                            4,200,000                3,896,306                   2.30%
OZ Domestic Partners, L.P.                   5,700,000                6,741,799                   4.00%
Parkcentral Global, L.P.                     3,900,000                4,375,704                   2.60%
Perry Partners, L.P.                         5,400,000                6,606,895                   3.90%
Polar Fund, Ltd.                             1,200,000                  851,001                   0.50%
Raceway Partners, L.P.                       2,100,000                2,235,144                   1.30%
Redwood Domestic Fund, L.P.                  1,200,000                2,086,316                   1.20%
Scout Capital Partners, L.P.                 4,518,060                4,664,478                   2.80%
Seneca Capital, L.P.                         4,300,000                4,855,618                   2.90%
Silver Point Capital Fund, L.P.              2,200,000                3,420,341                   2.00%
Spring Point Contra Partners, L.P.           4,650,000                4,909,905                   2.90%
Standard Global Equity Partners SA, L.P.     4,600,000                4,712,670                   2.80%
Stark Investments, L.P.                      6,000,000                6,540,283                   3.90%




        SEE NOTES TO FINANCIAL STATEMENTS.                                     2

               Columbia Management Multi-Strategy Hedge Fund, LLC

                               September 30, 2004

                                                                                                 % OF MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                               COST                FAIR VALUE            CAPITAL
---------------------------                               ----                ----------            -------
SuttonBrook Capital Partners, L.P.                  $     3,800,000       $       3,954,973          2.40%
Thales Fund, L.P.                                         4,800,000               5,012,989          3.00%
The AlphaGen Capella Fund, Limited                        2,550,000               2,722,062          1.60%
The Raptor Global Portfolio, L.P.                         1,600,000               1,993,911          1.20%
Thruway Partners, L.P.                                    3,300,000               3,759,622          2.20%
Tremblant Partners, L.P.                                  4,250,000               4,566,604          2.80%
Ursa Partners, L.P.                                       1,600,000               1,320,190          0.80%
Victory Capital, L.P.                                     3,100,000               3,596,144          2.10%
                                                  ----------------------------------------------------------
                                                    $   150,937,338       $     163,930,980         97.70%

Other assets, less liabilities                                                    3,930,915          2.30%
                                                                        ------------------------------------

Members' Capital                                                          $     167,861,895        100.00%
                                                                        ====================================

The investments in Portfolio Funds shown above, representing 97.70% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors. (See Note 2)



The Fund's investments at September 30, 2004 are summarized below based on the investment strategy of each specific Portfolio Fund.

INVESTMENT STRATEGY                                                           FAIR VALUE               %
-------------------                                                     ------------------------------------
Convertible Arbitrage                                                     $       6,760,016          4.10%
Distressed                                                                       11,314,457          6.90%
Event Driven                                                                     17,542,421         10.70%
Long and/or Short Equity                                                         83,090,595         50.70%
Multi-Arbitrage                                                                  30,043,064         18.30%
Relative Value                                                                    6,356,391          3.90%
Statistical Arbitrage                                                             8,824,036          5.40%
                                                                        ------------------------------------
TOTAL                                                                     $     163,930,980        100.00%
                                                                        ====================================



        SEE NOTES TO FINANCIAL STATEMENTS.                                     3

               Columbia Management Multi-Strategy Hedge Fund, LLC


                       Statement of Operations (unaudited)

                   For the six months ended September 30, 2004



INVESTMENT INCOME
Interest                                                                                        $    8,754
                                                                                              --------------
EXPENSES
  Management fees                                                                $  773,880
  Organizational fees reimbursed to Adviser                                         210,741
  Professional fees                                                                 111,550
  Administrator fees                                                                103,152
  Subadviser out-of-pocket expenses                                                  15,464
  Directors fees                                                                     15,000
  Custodian fees                                                                      7,901
  Other expenses                                                                     77,922
                                                                              ---------------
     Total expenses                                                                              1,315,610
                                                                                              --------------
NET INVESTMENT LOSS                                                                             (1,306,856)
                                                                                              --------------
GAIN FROM PORTFOLIO FUND TRANSACTIONS
  Net realized gain  from portfolio fund transactions                               368,059
  Net increase in unrealized appreciation on portfolio funds                      1,490,100
                                                                              ---------------
     Net gain from portfolio fund transactions                                                   1,858,159
                                                                                              --------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM OPERATIONS                                                                          $  551,303
                                                                                              ==============




        SEE NOTES TO FINANCIAL STATEMENTS.                                     4

               Columbia Management Multi-Strategy Hedge Fund, LLC


                    Statement of Changes in Members' Capital



                                                                            SPECIAL
                                                                            MEMBERS             MEMBERS              TOTAL
                                                                       ---------------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2003                                         $   ---             $  41,813,979       $  41,813,979

FROM OPERATIONS
Net investment loss                                                          ---                (1,403,514)         (1,403,514)
Net realized gain  from portfolio fund transactions                          ---                   308,860             308,860
Net increase in unrealized appreciation on portfolio funds                   ---                10,646,132          10,646,132
                                                                       ---------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM OPERATIONS                                                       ---                 9,551,478           9,551,478

REALLOCATION OF INCENTIVE ALLOCATION                                        643,347               (643,347)            ---

FROM MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                        ---                76,079,792          76,079,792
Capital repurchases by Fund                                                                       (781,141)           (781,141)
Capital withdrawals                                                        (643,347)              ---                 (643,347)
                                                                       ---------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                           (643,347)            75,298,651          74,655,304

MEMBERS' CAPITAL, MARCH 31, 2004                                         $   ---             $ 126,020,761       $ 126,020,761
                                                                       =========================================================

Capital reallocable to the Special Members had the
   members' measurement period for incentive
   allocation closed on March 31,2004                                    $  279,252
                                                                       ==============



        SEE NOTES TO FINANCIAL STATEMENTS.                                     5

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                                                            SPECIAL
                                                                            MEMBERS               MEMBERS              TOTAL
                                                                       ---------------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2004                                         $   ---             $ 126,020,761       $ 126,020,761

FROM OPERATIONS
Net investment loss                                                          ---                (1,306,856)         (1,306,856)
Net realized gain  from portfolio fund transactions                                                368,059             368,059
Net increase in unrealized appreciation on portfolio funds                                       1,490,100           1,490,100
                                                                       ---------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM OPERATIONS                                                       ---                   551,303             551,303

REALLOCATION OF INCENTIVE ALLOCATION                                       2,271                    (2,271)            ---

FROM MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                        ---                42,954,689          42,954,689
Capital withdrawals                                                          ---                (1,664,858)         (1,664,858)
                                                                       ---------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                             ---                41,289,831          41,289,831

MEMBERS' CAPITAL, SEPTEMBER 30, 2004                                       2,271             $ 167,859,624       $ 167,861,895
                                                                       =========================================================


Capital reallocable to the Special Members had the
   members' measurement period for incentive
   allocation closed on September 30, 2004                              $214,405
                                                                       ===========



        SEE NOTES TO FINANCIAL STATEMENTS.                                     6

               Columbia Management Multi-Strategy Hedge Fund, LLC


                       Statement of Cash Flows (unaudited)

                   For the six months ended September 30, 2004


CASH FLOWS FROM OPERATING ACTIVITIES
Net investment loss                                                                $     (1,306,856)
Adjustments to reconcile net investment loss to net cash used by operating activities:
     Purchases of portfolio funds                                                       (40,568,060)
     Proceeds from sales of portfolio funds                                               4,518,060
     Decrease in portfolio fund investments paid in advance                               6,300,000
     Increase in interest receivable                                                         (4,537)
     Increase in management fee payable                                                      36,110
     Increase in professional fees payable                                                   42,111
     Increase in administrator fees payable                                                  14,931
     Decrease in organizational fees payable to Adviser                                     (33,534)
     Increase in directors' fees payable                                                      7,500
     Increase in Subadviser out-of-pocket expenses payable                                    8,978
     Increase in other liabilities                                                           62,144
                                                                                 --------------------

NET CASH USED BY OPERATING ACTIVITIES                                                   (30,923,153)
                                                                                 --------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                    32,024,689
Capital withdrawals                                                                      (1,600,674)
Change in restricted cash                                                                   (64,365)
                                                                                 --------------------

NET CASH PROVIDED BY FINANCING ACTIVITIES                                                30,359,650
                                                                                 --------------------

NET DECREASE IN CASH                                                                       (563,503)

Cash at beginning of period                                                               1,031,239

                                                                                 --------------------
CASH AT END OF PERIOD                                                              $       467,736
                                                                                 ====================



        SEE NOTES TO FINANCIAL STATEMENTS.                                     7

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (unaudited)

                               September 30, 2004


1.   ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC ("the Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objective of the Fund is to provide investors with an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, with low performance volatility and minimal correlation with the equity and fixed income markets. The Fund's strategy is to (i) invest in approximately 25-50 partnerships and other investment vehicles ("Portfolio Funds") managed by different investment managers and (ii) construct a portfolio employing various arbitrage and equity strategies to achieve the risk control benefits of diversification together with the value of a hedged investment approach.

Columbia Management Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. Prior to April 1, 2004, the Adviser was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston was acquired by Bank of America ("BOA"). The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.   PORTFOLIO VALUATION

The Fund's investments are fair valued by the Adviser or Subadviser in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of it's investments in the Portfolio Funds. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds.

The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

C.   INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Investors") are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

E.   CASH

At September 30, 2004, a total of $609,404 in cash was held on deposit at PFPC Trust Company, the Fund's custodian. Of that amount, $141,668 was held in a segregated account at PFPC Trust Company related to holdbacks on withdrawals from investors in the Fund.

F.   ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser entered into an expense deferral agreement (the "Expense Deferral Agreement") with the Fund dated December 19, 2002, as amended December 31, 2002, whereby the Fund, upon request of the Adviser, agrees to repay $366,088 to the Adviser for organizational and initial offering costs advanced by the Adviser on behalf of the Fund, subject to certain conditions. Such repayment is contingent upon the expenses of the Fund (exclusive of brokerage costs, interest, taxes or extraordinary expenses and management fees or performance-based fees paid by the
Fund), including such repayment, being limited to no more than 0.75% per annum of average members' capital of the Fund. The Expense Deferral Agreement terminates on April 1, 2006, and the Fund has no obligation to pay to the Adviser any organizational or initial offering costs still outstanding to the Adviser as of that date. Through September 30, 2004, the Adviser has requested repayment of $284,671 of such expenses. The Adviser agreed to forego $71,661 of reimbursement of deferred expenses through September 30, 2004.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3.   MANAGEMENT FEE AND INCENTIVE ALLOCATION

Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the members' ending monthly capital of the Fund before taking into consideration management fees. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser. The Subadviser is also reimbursed by the Fund for out-of-pocket expenses incurred by the Subadviser related to the Fund, up to an annual limit of $25,000.

An incentive allocation is calculated with respect to each Investor on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Investor's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Investor's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of
(a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Investor's capital account for such Incentive Period over (b) the greater of (i) the Investor's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Investor's Loss Carryforward as of the end of the prior Incentive Period. An Investor's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Investor's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Investor for the current Incentive Period. The "Hurdle Rate Amount" is the return an Investor would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amount for March 31, 2004, June 30, 2004, and September 30, 2004 is 1.195%, 1.189% and
2.008% per annum, respectively. The incentive allocation that would have been allocated to the Special Members if September 30, 2004 were a calendar year-end is $214,405.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3.   MANAGEMENT FEE AND INCENTIVE ALLOCATION (CONTINUED)

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Investor is treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Investor during the Incentive Period prior to such repurchase or distribution, and the Investor's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Investor's Interest that is repurchased or distributed. On June 30, 2004, the Special Members received an incentive allocation of $2,271 related to such repurchases of Interests.

4.   RELATED PARTY TRANSACTIONS AND OTHER

Each director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee of $1,250 for each meeting attended. Any director or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All directors are reimbursed by the Fund for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end members' capital, subject to a monthly minimum fee.

5.   MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

Net profits or net losses for a given fiscal period are measured by the net change in the value of the members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before

               Columbia Management Multi-Strategy Hedge Fund, LLC

5.   MEMBERS' CAPITAL (CONTINUED)

giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

Interests are offered monthly. The minimum initial investment is $150,000, although the Fund (or its designated agent) may waive this minimum. The Fund may from time to time offer to repurchase outstanding Interests based on the Fund's members' capital pursuant to written tenders from Investors. These repurchases are made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Board authorized the Fund to conduct a $25,000,000 tender offer effective June 30, 2004. As of September 30, 2004, $141,668 of cash was on deposit in a segregated account for final payment of those interests tendered. In addition, the Board authorized the Fund to conduct a $30,000,000 tender offer effective December 31, 2004. The December 31, 2004 tender offer expired at midnight on October 24, 2004 with approximately $6,276,637 in Interests being tendered.


6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund had only invested in such limited partnership and limited liability interests.

Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited

               Columbia Management Multi-Strategy Hedge Fund, LLC

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

7.   INVESTMENTS IN PORTFOLIO FUNDS

The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

Aggregate purchases of Portfolio Funds for the six months ended September 30, 2004 amounted to $45,668,060, including $5,100,000 in purchases of Portfolio Funds paid in advance of Portfolio Fund openings. Portfolio Fund investments sold during the six months ended September 30, 2004 amounted to $4,518,060.

               Columbia Management Multi-Strategy Hedge Fund, LLC

7.   INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds at the end of each calendar year, when the Portfolio Funds report taxable income to the Fund. For the calendar year 2003, $890,115 of taxable income was allocated to the Fund from Portfolio Funds.

At September 30, 2004, the Adviser and Subadviser are unaware of any significant issuer concentrations in the underlying Portfolio Funds.

8.   CONTINGENCIES AND OTHER EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in various mutual funds including certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name the Funds, among others, as defendants (see CIVIL LITIGATION below).

The independent Trustees of the Nations Funds have engaged independent legal counsel and, through them, accountants to evaluate the extent of any monetary impact to any Funds from discretionary market timing or from late trading. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Nations Funds (the "Boards") jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Nations Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Nations Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Nations Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by the Nations Funds in connection with this matter.

               Columbia Management Multi-Strategy Hedge Fund, LLC

8.   CONTINGENCIES AND OTHER EVENTS (CONTINUED)

SETTLEMENTS IN PRINCIPLE WITH REGULATORS

On March 15, 2004, Bank of America Corporation and FleetBoston Financial Corporation ("Fleet") entered into agreements in principle (each an "Agreement" and together, the "Agreements") with the NYAG and the SEC over matters related to improper late trading and market timing of mutual funds. As noted below, on April 1, 2004, Bank of America Corporation acquired Fleet.

Under the Agreements, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million and FleetBoston Financial Corporation agreed to pay $70 million in total disgorgement and restitution and a penalty of $70 million. In addition, the Agreement with the NYAG requires an aggregate reduction in mutual fund fees of $32 million per year for five years across selected non-money market funds in the Nations Funds and Fleet mutual fund complexes. The final amount payable as restitution and whether such restitution will be effectuated through a Nations Fund or directly to shareholders, has not yet been determined.

When finalized, the Agreements will conclude the investigation by the NYAG and the SEC of Bank of America Corporation and its affiliates relating to late trading and market timing activities, provided that the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

BANK OF AMERICA CORPORATION ACQUISITION OF FLEET

On April 1, 2004, Bank of America Corporation acquired Fleet. As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMA and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes.

In order to settle these matters, as noted above, Fleet entered into the March 15, 2004 Agreements with the NYAG and the SEC. In addition, both Bank of America and Fleet committed to use best efforts to implement certain enhanced governance and compliance procedures with respect to advised mutual funds and agreed to the retention of independent consultants to review compliance, control and other policies and procedures relating to their respective mutual fund advisory businesses.

               Columbia Management Multi-Strategy Hedge Fund, LLC

8.   CONTINGENCIES AND OTHER EVENTS (CONTINUED)

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, or if any final settlement includes an injunction against CMA or CFDI prohibiting them from engaging in certain conduct, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to procure a final settlement of, the February 24, 2004 proceedings, it is expected that they would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of the fund.

CIVIL LITIGATION

In connection with the events described in detail above, various parties have filed suit against certain Nations Funds, their Boards and/or Bank of America Corporation (and affiliated entities). These cases have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland.

These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

               Columbia Management Multi-Strategy Hedge Fund, LLC

9.   FINANCIAL HIGHLIGHTS

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. The net investment loss ratio does not include the incentive allocation. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual member's return may vary from these returns based on the timing of capital contributions and withdrawals.


                                                                                               JANUARY 2, 2003
                                     SIX MONTHS ENDED                                         (COMMENCEMENT OF
Ratios to average members'          SEPTEMBER 30, 2004                 YEAR ENDED            OPERATIONS) THROUGH
capital:                               (UNAUDITED)                   MARCH 31, 2004             MARCH 31, 2003
                                 ------------------------        ---------------------     -----------------------
Net investment loss (b)                  (1.74%)            (a)         (1.73%)                    (1.71%)           (a)
                                 ========================        =====================     =======================

Expenses (b)(c)                           1.75%             (a)          1.75%                      1.75%            (a)
Incentive allocation                     (0.04%)          (d)(g)         1.07%         (e)          0.15%          (f)(g)
                                 ------------------------        ---------------------     -----------------------
Total expenses and incentive
     allocation                           1.71%                          2.82%                      1.90%
                                 ========================        =====================     =======================


Total return - prior to
     incentive allocation                 1.30%                         12.43%                      1.82%            (g)
Incentive allocation                      0.05%           (d)(g)        (1.16%)        (e)         (0.15%)         (f)(g)
                                 ------------------------        ---------------------     -----------------------
Total return - net of
     incentive allocation                 1.35%             (g)         11.27%                      1.67%            (g)
                                 ========================        =====================     =======================

Portfolio turnover rate                   3.01%                          2.71%                         --
                                 ========================        =====================     =======================

Members' capital, end of
     period ($000)                    $ 167,862                     $  126,021                  $  41,814
                                 ========================        =====================     =======================

(a)  Annualized, except for organizational and offering expenses if applicable.
(b) The Adviser waived $15,369 of management fees for the period ended March 31, 2003. The net investment loss ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis for that period had these fees not been waived by the Adviser. The Adviser requested reimbursement of $73,930 in deferred expenses (see Note 2f) during the year ended March 31, 2004. The Adviser agreed to forego $28,623 of reimbursement of deferred expenses through March 31, 2004. The Adviser requested reimbursement of $210,741 in deferred expenses (see Note 2f) during the six months ended September 30, 2004.
(c) Expenses of the underlying Portfolio Funds are not included in the expense ratios.
(d) Calculated based on the change in the amount reallocable to the Special Members for the period April 1, 2004 through September 30, 2004. See Note 3.

                                                                              18


               Columbia Management Multi-Strategy Hedge Fund, LLC

              Notes to Financial Statements (unaudited) (continued)



(e) Calculated based on the amount reallocable to the Special Members at December 31, 2003 for the period April 1, 2003 through December 31, 2003, in addition to the amount that would have been allocable to the Special Members for the period January 1, 2004 through March 31, 2004 had the measurement period for incentive allocation closed on the date indicated.
(f) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on March 31, 2003. See
     Note 3.
(g)  Not annualized.


10.      SUBSEQUENT EVENTS

During the months ended September 30, 2004 and October 31, 2004, Investors contributed a total of $2,380,000 and $200,000, respectively, which was credited to Investors' accounts in the subsequent months.











Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-646-313-8890; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.


                                                                              19

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     Columbia Management Multi-Strategy Hedge Fund, LLC
            --------------------------------------------------------------------


By (Signature and Title)     /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                             J. Kevin Connaughton, President


Date                         December 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                             J. Kevin Connaughton, President


Date                         December 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)     /s/ Eric Pisauro
                        --------------------------------------------------------
                             Eric Pisauro, Treasurer


Date                         December 8, 2004
    ----------------------------------------------------------------------------